Borrowings - Schedule of Carrying Amount of the Borrowings (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Ambank Islamic Bank – Domestic Recourse Factoring, at Base Financing Rate – 1.0% [Member]
Line of Credit
Line of Credit	RM 3,692,949	$ 825,148	RM 1,324,110
Ambank Islamic Bank – Domestic Recourse Factoring, at Base Financing Rate – 1.0% [Member] | Capacity [Member]
Line of Credit
Line of Credit	10,000,000
Ambank Islamic Bank – Invoice Financing, at Base Financing Rate [Member]
Line of Credit
Line of Credit	19,502,322	4,357,574	6,935,623
Ambank Islamic Bank – Invoice Financing, at Base Financing Rate [Member] | Capacity [Member]
Line of Credit
Line of Credit	20,000,000
Ambank Islamic Bank – Accepted Bills, at Islamic Interbank Discounting Rate + 1.50% [Member]
Line of Credit
Line of Credit	436,269	97,479	5,243,619
Ambank Islamic Bank – Accepted Bills, at Islamic Interbank Discounting Rate + 1.50% [Member] | Capacity [Member]
Line of Credit
Line of Credit	10,200,000
Ambank Islamic Bank – Invoice Financing, at Base Financing Rate [Member]
Line of Credit
Line of Credit			4,413,485
Ambank Islamic Bank – Invoice Financing, at Base Financing Rate [Member] | Capacity [Member]
Line of Credit
Line of Credit
CIMB Islamic Bank – Accepted Bills, at Accepted Bills + 1.50% [Member]
Line of Credit
Line of Credit			3,371,782
CIMB Islamic Bank – Accepted Bills, at Accepted Bills + 1.50% [Member] | Capacity [Member]
Line of Credit
Line of Credit	8,000,000
CIMB Islamic Bank – Invoice Financing, at Cost of Funds + 1.50% [Member]
Line of Credit
Line of Credit	6,257,673	1,398,206	1,421,601
CIMB Islamic Bank – Invoice Financing, at Cost of Funds + 1.50% [Member] | Capacity [Member]
Line of Credit
Line of Credit
CIMB Islamic Bank - Overdraft, at Base Financing Rate +0.50% [Member]
Line of Credit
Line of Credit	460,338	102,857
CIMB Islamic Bank - Overdraft, at Base Financing Rate +0.50% [Member] | Capacity [Member]
Line of Credit
Line of Credit	500,000
Maybank Islamic Bank - Invoice Financing, at Cost of Funds + 1.50% [Member]
Line of Credit
Line of Credit	1,363,007	304,549
Maybank Islamic Bank - Invoice Financing, at Cost of Funds + 1.50% [Member] | Capacity [Member]
Line of Credit
Line of Credit	5,000,000
Maybank Islamic Bank - Overdraft, at Base Financing Rate +1.0% [Member]
Line of Credit
Line of Credit	1,005,262	224,614
Maybank Islamic Bank - Overdraft, at Base Financing Rate +1.0% [Member] | Capacity [Member]
Line of Credit
Line of Credit	1,000,000
Sunway SCF Sdn Bhd. – Invoice Factoring [Member]
Line of Credit
Line of Credit			1,056,440
Sunway SCF Sdn Bhd. – Invoice Factoring [Member] | Capacity [Member]
Line of Credit
Line of Credit
Ambank Islamic Bank – Term Financing, at Base Financing Rate – 1% [Member]
Line of Credit
Line of Credit	862,876	192,800	942,456
Ambank Islamic Bank – Term Financing, at Base Financing Rate – 1% [Member] | Capacity [Member]
Line of Credit
Line of Credit	1,000,000
Ambank Islamic Bank – Term Financing, at Base Financing Rate – 1.75% [Member]
Line of Credit
Line of Credit	1,209,161	270,175
Ambank Islamic Bank – Term Financing, at Base Financing Rate – 1.75% [Member] | Capacity [Member]
Line of Credit
Line of Credit	9,700,000
Borrowing [Member]
Line of Credit
Line of Credit	34,789,857	$ 7,773,402	RM 24,709,116
Borrowing [Member] | Capacity [Member]
Line of Credit
Line of Credit	RM 65,400,000